Reconciliation From Trading Profit Under IFRS To Income Before Income Taxes OF Unconsolidated Subsidiaries And Affiliates Under US GAAP (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Trading profit under IFRS	$ 2,637	$ 2,650	$ 2,353
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries	(71)	(231)	(131)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	1,374	1,347	1,180
Development costs, net [Member]
Segment Reporting Information [Line Items]
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries	(443)	(429)	(330)
Restructuring provisions [Member]
Segment Reporting Information [Line Items]
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries	(71)	(231)	(131)
Interest Expense Net [Member]
Segment Reporting Information [Line Items]
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries	(548)	(515)	(640)
Other Adjustments [Member]
Segment Reporting Information [Line Items]
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries	$ (201)	$ (128)	$ (72)